Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 178	$ 171	$ 167
Capitalized financial expenses	227	519	460
Other	387	430	330
Other financial income	792	1,120	957
Accretion of asset retirement obligations	(639)	(530)	(544)
Other	(125)	(155)	(98)
Other financial expense	$ (764)	$ (685)	$ (642)